Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (92,240,879)	$ (25,823,675)	$ (8,043,113)
Less: net income (loss)from discontinued operations	4,566,276	(12,476,571)	183,210
Net loss from continuing operations	(96,807,155)	(13,347,104)	(8,226,323)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants		(65,576)	(275,055)
Share based compensation expenses	4,582,789	5,622,475	4,632,707
Depreciation of property and equipment	4,256,396	278,705	87,176
Loss from disposal of property and equipment	238,286	5,365	43,556
Impairment of property and equipment		69,566
Impairment loss of digital assets	185,290
Impairment of deposits for property and equipment	54,091,570	2,561,110
Amortization of intangible assets	8,191	8,352	8,423
Amortization of right of use assets	367,129	192,045	221,909
Equity investment (gain) loss	(9,209)	279,817	160,911
Impairment of long-term investments		412,707
Allowance for doubtful accounts	24,036,158	116,492
Provision of inventories	(324,903)	349,421
Digital assets mined	(1,773,684)
Changes in assets and liabilities:
Trade receivables	(10,372)	137	32,085
Inventories	302,965	(357,547)	16,155
Prepayments	(45,442)	5,610
Other current assets	(1,705,082)	22,087	(116,728)
Other noncurrent assets	8,002	12,235	78,892
Trade payable	(247,032)	273,895	379
Unearned income	3,785	(47,962)	(43,125)
Other current liabilities	2,059,506	(11,276)	(40,157)
Lease liabilities	(284,087)	(189,209)	(323,721)
Net cash used in operating activities – continuing	(11,066,899)	(3,808,655)	(3,742,916)
Net cash provided by (used in) operating activities – discontinued	1,109,954	(2,448,454)	336,451
Net cash used in operating activities	(9,956,945)	(6,257,109)	(3,406,465)
Cash flows from investing activities:
Purchases of property and equipment	(17,200,134)	(461,537)	(178,816)
Collection (Payment) of deposits in property and equipment	2,932,857	(47,492,778)	(8,730,822)
Purchases of intangible assets		(29,838)	(4,859)
Purchases of digital assets		(1,300,000)
Collection of short-term investments			1,962,916
Loans to third parties		(35,826,449)	(17,543,492)
Collection of loans from a third party	4,314,027	12,310,631	832,538
Collection (Lend out) of loans from related parties	655,096	(650,000)
Cash in connection with step acquisition of subsidiaries		477,246
Investments in equity investees		(1,227,070)	(1,501,798)
Net cash used in investing activities - continuing	(9,298,154)	(74,199,795)	(25,164,333)
Net cash (used in) provided by investing activities – discontinued	(1,152,495)	2,061,136	(1,697,588)
Net cash used in investing activities	(10,450,649)	(72,138,659)	(26,861,921)
Cash flows from financing activities:
Cash raised in private placement of ordinary shares		54,346,125	14,126,655
Cash raised in registered direct offering, net of transaction costs	7,062,498	20,810,000	34,067,715
Cash paid for repurchase of warrants		(6,439,200)
Capital injection from shareholders			150,994
Net cash provided by financing activities	7,062,498	68,716,925	48,345,364
Effect of exchange rate changes on cash and cash equivalents	5,678,644	1,555,211	(2,230,303)
Net decrease in cash from continuing operations	(7,622,375)	(7,734,920)	15,511,009
Net decrease in Cash from Discontinued Operations	(44,077)	(388,712)	335,666
Decrease in cash and cash equivalents	(7,666,452)	(8,123,632)	15,846,675
Cash and cash equivalents from continuing operations, beginning of year	12,990,659	20,725,579	5,214,570
Cash and cash equivalents from discontinued operations, beginning of year	44,077	432,789	97,123
Cash and cash equivalents at beginning of year	13,034,736	21,158,368	5,311,693
Cash and cash equivalents at end of year	5,368,284	13,034,736	21,158,368
Less: Cash and cash equivalents from discontinued operations, end of year		(44,077)	(432,789)
Cash and cash equivalents form continuing operations, end of year	5,368,284	12,990,659	20,725,579
Supplemental disclosures of cash flow information:
Interest paid
Tax paid
Major non-cash transactions:
Issuance of ordinary shares for professional services	4,582,789		4,632,707
Issuance of ordinary shares for earn-out payment			1,710,000
Lending digital assets to a related party		$ 1,300,000